UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

           INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS
        PURSUANT TO SECTION 13(F) OF THE SECURITIES EXCHANGE ACT OF 1934
                              AND RULES THEREUNDER


Report for the Calendar Year or Quarter Ended: September 30, 2001


Name and Business Address of Institutional Investment Manager:

FEDERAL HOME LOAN MORTGAGE CORPORATION
8200 JONES BRANCH DRIVE
MCLEAN, VA  22102


Name, Title and Phone Number of Person Duly Authorized to Submit this Report:

VAUGHN A. CLARKE
EXECUTIVE VICE PRESIDENT AND CHIEF FINANCIAL OFFICER
703-903-3500

     The institutional investment manager submitting this Form and its attachment and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of the Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of McLean and State of Virginia on the 15th day of November, 2001.


                                          FEDERAL HOME LOAN MORTGAGE CORPORATION


                                          By: /s/ Vaughn A. Clarke
                                             -----------------------------------
                                             Vaughn A. Clarke
                                             Executive Vice President and
                                             Chief Financial Officer

                                                                                   Fair Market    Investment     Voting
Name of Issuer                    Title of Class      CUSIP      Value (x$1000)      Shares       Discretion    Authority

Blackrock Strategic Term Trust         Com          09247P108        $38,450        3,996,900       sole          sole
